UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 80 Arkay Drive Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

03/31

Date of reporting period:  6/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

MutualHedge Frontier Legends Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 57.7%
	1,140,150	iShares Barclays 1-3 Year Credit Bond Fund	$ 119,749,954
	595,430	iShares Core Total US Bond Market ETF	63,830,096
	1,465,225	Vanguard Short-Term Bond ETF	117,320,566
	1,518,470	Vanguard Short-Term Corporate Bond ETF	120,110,977
		TOTAL EXCHANGE TRADED FUNDS (Cost - $421,137,163)	421,011,593
	Principal
		STRUCTURED NOTE - 2.0%
	15,000,000	SGI 10 Year Bond Index Deposit, due 2/27/16* (Cost - $15,000,000)	14,449,500

	Contracts^
		PURCHASED OPTIONS*+ - 1.1%
		PURCHASED CALL OPTIONS - 0.0%^^
	57	ALUMINUM, Strike Price $2000, Expiration Date 09/04/2013	10,531
	16	COPPER (LME), Strike Price $8000, Expiration Date 09/04/2013	6,836
	19	COPPER (LME), Strike Price $8000, Expiration Date 08/07/2013	1,834
	16	COPPER (LME), Strike Price $9000, Expiration Date 09/04/2013	300
	19	COPPER (LME), Strike Price $7400, Expiration Date 08/07/2013	17,233
		TOTAL PURCHASED CALL OPTIONS (Cost - $289,305)	36,734

		PURCHASED PUT OPTIONS - 1.1%
	69	ALUMINUM, Strike Price $1825, Expiration Date 07/03/2013	152,145
	17	AUSTRALIAN DOLLAR, Strike Price $0.93, Expiration Date 09/06/2013	54,740
	87	COPPER (LME), Strike Price $6500, Expiration Date 07/02/2014	1,198,969
	38	COPPER (LME), Strike Price $6500, Expiration Date 09/04/2013	187,967
	54	COPPER (LME), Strike Price $7000, Expiration Date 09/04/2013	587,560
	38	COPPER (LME), Strike Price $7000, Expiration Date 08/07/2013	354,245
	104	COPPER (LME), Strike Price $7000, Expiration Date 12/04/2013	1,496,924
	29	COPPER (LME), Strike Price $7500, Expiration Date 12/04/2013	657,676
	26	COPPER (LME), Strike Price $7600, Expiration Date 07/03/2013	559,930
	35	COPPER (LME), Strike Price $7200, Expiration Date 07/03/2013	404,530
	39	COPPER (LME), Strike Price $6000, Expiration Date 12/04/2013	183,427
	37	COPPER (LME), Strike Price $6600, Expiration Date 12/04/2013	351,722
	37	COPPER (LME), Strike Price $7300, Expiration Date 12/04/2013	707,680
	103	CORN, Strike Price $5.5, Expiration Date 04/25/2014	317,369
	38	CRUDE OIL, Strike Price $94, Expiration Date 11/15/2013	182,780
	47	JAPENESE YEN, Strike Price $0.0099, Expiration Date 09/06/2013	101,638
	21	JAPENESE YEN, Strike Price $0.01, Expiration Date 09/06/2013	56,700
	18	LEAD, Strike Price $2150, Expiration Date 07/03/2013	47,970
	186	MINI-S&P INDEX, Strike Price $1575, Expiration Date 09/20/2013	376,650
	56	SOYBEAN, Strike Price $12.4, Expiration Date 10/25/2013	148,050
	18	ZINC (LME), Strike Price $1900, Expiration Date 07/03/2013	32,967
		TOTAL PURCHASED PUT OPTIONS (Cost - $6,521,861)	8,161,639

		TOTAL PURCHASED OPTIONS (Cost - $6,811,166)	8,198,373
	Shares
		SHORT-TERM INVESTMENTS - 20.9%
	47,639,041	International Dollar Reserve Fund I Limited +**	47,639,041
	52,614,875	Goldman Sachs U.S. Liquidity Administration Fund +**	52,614,875
	52,623,326	JPMorgan U.S. Liquidity Fund +**	52,623,326
		TOTAL SHORT-TERM INVESTMENTS (Cost - $152,877,242)	152,877,242

		TOTAL INVESTMENTS - 81.7% (Cost - $595,825,571) (a)	$ 596,536,708
		OTHER ASSETS AND LIABILITIES - 18.3%	133,376,805
		TOTAL NET ASSETS - 100.0%	$ 729,913,513

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written,
	is $590,858,739 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 5,384,096
		Unrealized Depreciation:	(4,772,383)
		Net Unrealized Appreciation:	$ 611,713
*	Non-Income producing investment.
^	Each option contract allows the holder the option to purchase or sell 100 shares of the underlying security.
+	This investment is a holding of MutualHedge Fund Limited CFC.
^^	Represents less than 0.00%.
**	Pledged as collateral for swap agreement.

			Unrealized
		LONG SWAP+	Gain / Loss

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns on a basket of CTA programs that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank.  The basket is comprised of a diversified collection of CTA programs including systematic trend following, relative value and short term trading programs. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap, the notional allocation to each CTA program, and the mix of CTA programs.  The swap was effective on September 26, 2011 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for an 0.50% fee to Deutsche Bank. (Notional Value $750,869,618)

			$ (40,029,254)
		Total Net Unrealized Loss on Swap Contract	$ (40,029,254)

STATEMENT OF OPTIONS CONTRACTS WRITTEN

Contracts ^		Value

	WRITTEN CALL OPTIONS +*
57	ALUMINUM, Strike Price $2000, Expiration Date 09/04/2013	$ 10,531
16	COPPER (LME), Strike Price $8000, Expiration Date 09/04/2013	6,836
38	COPPER (LME), Strike Price $8000, Expiration Date 08/07/2013	3,667
16	COPPER (LME), Strike Price $9000, Expiration Date 09/04/2013	300
19	COPPER (LME), Strike Price $7400, Expiration Date 08/07/2013	17,233
19	COPPER (LME), Strike Price $7800, Expiration Date 08/07/2013	4,123
38	CORN, Strike Price $6, Expiration Date 11/22/2013	22,088
19	CRUDE OIL, Strike Price $100, Expiration Date 07/17/2013	9,310
21	JAPENESE YEN, Strike Price $0.011, Expiration Date 08/09/2013	5,513
47	JAPENESE YEN, Strike Price $0.0107, Expiration Date 08/09/2013	27,025

	TOTAL WRITTEN CALL OPTIONS (Premiums received $679,853)	106,626

	WRITTEN PUT OPTIONS +*
69	ALUMINUM, Strike Price $1825, Expiration Date 07/03/2013	152,145
30	COPPER (LME), Strike Price $6500, Expiration Date 07/02/2014	413,438
38	COPPER (LME), Strike Price $6500, Expiration Date 09/04/2013	187,967
54	COPPER (LME), Strike Price $7000, Expiration Date 09/04/2013	587,561
38	COPPER (LME), Strike Price $7000, Expiration Date 08/07/2013	354,246
29	COPPER (LME), Strike Price $7500, Expiration Date 12/04/2013	657,677
26	COPPER (LME), Strike Price $7600, Expiration Date 07/03/2013	559,930
35	COPPER (LME), Strike Price $7200, Expiration Date 07/03/2013	404,530
26	COPPER (LME), Strike Price $6400, Expiration Date 08/07/2013	69,544
39	COPPER (LME), Strike Price $6000, Expiration Date 12/04/2013	183,427
56	COPPER (LME), Strike Price $6800, Expiration Date 08/07/2013	355,432
37	COPPER (LME), Strike Price $7300, Expiration Date 12/04/2013	707,681
19	CRUDE OIL, Strike Price $92, Expiration Date 07/17/2013	8,360
19	GOLD, Strike Price $1300, Expiration Date 07/25/2013	167,010
18	LEAD, Strike Price $2150, Expiration Date 07/03/2013	47,970
186	MINI-S&P INDEX, Strike Price $1375, Expiration Date 09/20/2013	69,750
18	ZINC (LME), Strike Price $1900, Expiration Date 07/03/2013	32,962

	TOTAL WRITTEN PUT OPTIONS (Premiums received $3,639,959)	4,959,630

	TOTAL WRITTEN OPTIONS (Premiums received $4,319,812)	$ 5,066,256

^	Each option contract allows the holder the option to purchase or sell 100 shares of the underlying security.
+	This investment is a holding of MutualHedge Fund Limited CFC.
*	Non-Income producing investment.

STATEMENT OF FORWARD EXCHANGE CONTRACTS

Settlement Date	Foreign Currency Units to Receive/Deliver +		In Exchange For		Contracts at Value	Unrealized Appreciation/ Depreciation
Contracts Purchased
9/18/2013	(7,617,501)	BRL	(3,381,964)	USD	(3,364,874)	(17,089)
9/18/2013	(29,998,452)	CAD	(29,035,461)	USD	(28,512,966)	(531,080)
9/18/2013	(112,721,691)	CZK	(5,812,561)	USD	(5,649,161)	(163,401)
9/18/2013	(2,930,701,592)	HUF	(12,944,929)	USD	(12,845,825)	(99,193)
9/18/2013	(202,450,220,799)	IDR	(20,064,672)	USD	(19,627,303)	(437,369)
9/18/2013	(4,298,538)	ILS	(1,188,814)	USD	(1,179,670)	(9,143)
9/18/2013	(345,400,238)	INR	(5,930,147)	USD	(5,705,559)	(224,589)
9/18/2013	(1,702,939,335)	JPY	(17,498,324)	USD	(17,178,148)	(320,830)
9/18/2013	(22,976,227)	MXN	(1,769,162)	USD	(1,760,941)	(8,222)
9/18/2013	(2,965,996)	MYR	(949,813)	USD	(929,347)	(20,466)
9/18/2013	(137,043,672)	NOK	(23,609,910)	USD	(22,501,447)	(1,108,462)
9/18/2013	(18,544,580)	PHP	(424,981)	USD	(430,231)	5,250
9/18/2013	(14,911,241)	PLN	(4,664,527)	USD	(4,466,488)	(198,043)
9/18/2013	(79,971,082)	RUB	(2,449,291)	USD	(2,407,345)	(41,947)
9/18/2013	(186,937,390)	SEK	(28,432,569)	USD	(27,824,921)	(607,659)
9/18/2013	(6,678,516)	SGD	(5,263,694)	USD	(5,273,232)	9,560
9/18/2013	(11,086,662)	THB	(356,081)	USD	(355,100)	(981)
9/18/2013	(6,600,907)	TRY	(3,387,503)	USD	(3,381,137)	(6,592)
9/18/2013	(49,002,558)	TWD	(1,633,280)	USD	(1,637,195)	3,915
9/18/2013	(29,255,012)	USD	(22,181,390)	EUR	(29,255,012)	370,303
9/18/2013	(31,958,009)	USD	(20,744,349)	GBP	(31,958,009)	419,903
9/18/2013	(37,143,524)	USD	(39,680,959)	AUD	(37,143,524)	1,019,758
9/18/2013	(21,633,885)	USD	(27,712,800)	NZD	(21,633,885)	269,729
9/18/2013	(55,494,262)	ZAR	(5,447,933)	USD	(5,551,489)	103,556
9/23/2013	(996,615,470)	CLP	(1,936,094)	USD	(1,934,550)	(1,546)
9/23/2013	(2,566,047,513)	KRW	(2,225,201)	USD	(2,236,990)	11,790

Contracts Sold
9/18/2013	11,623,320	BRL	5,300,262	USD	5,134,362	165,900
9/18/2013	36,414,118	CAD	35,318,858	USD	34,600,836	718,343
9/18/2013	124,476,634	CZK	6,311,431	USD	6,238,271	73,160
9/18/2013	2,018,040,949	HUF	8,845,179	USD	8,846,239	(217)
9/18/2013	122,653,529,890	IDR	11,735,064	USD	11,891,111	(156,047)
9/18/2013	6,683,353	ILS	1,824,401	USD	1,834,155	(9,748)
9/18/2013	201,582,873	INR	3,369,833	USD	3,329,884	39,949
9/18/2013	2,091,091,627	JPY	21,368,135	USD	21,093,005	275,358
9/18/2013	43,557,747	MXN	3,314,309	USD	3,338,346	(24,038)
9/18/2013	1,642,019	MYR	516,207	USD	514,499	1,707
9/18/2013	145,851,528	NOK	24,431,602	USD	23,947,629	483,976
9/18/2013	56,164,627	PHP	1,318,348	USD	1,303,010	15,338
9/18/2013	17,589,344	PLN	5,323,016	USD	5,268,673	54,339
9/18/2013	54,684,863	RUB	1,656,561	USD	1,646,161	10,399
9/18/2013	133,189,581	SEK	20,065,548	USD	19,824,758	240,792
9/18/2013	10,751,454	SGD	8,584,562	USD	8,489,184	95,379
9/18/2013	14,779,205	THB	477,858	USD	473,370	4,488
9/18/2013	5,838,450	TRY	3,045,849	USD	2,990,377	55,459
9/18/2013	99,787,759	TWD	3,352,555	USD	3,333,950	18,605
9/18/2013	30,386,491	USD	22,930,771	EUR	30,386,491	(525,934)
9/18/2013	33,746,251	USD	21,754,831	GBP	33,746,251	(671,887)
9/18/2013	30,670,296	USD	32,659,452	AUD	30,670,296	(938,595)
9/18/2013	29,347,944	USD	37,230,609	NZD	29,347,944	(646,386)
9/18/2013	68,585,770	ZAR	6,734,746	USD	6,861,110	(126,380)
9/23/2013	1,238,130,308	CLP	2,428,761	USD	2,403,359	25,405
9/23/2013	3,333,619,518	KRW	2,938,257	USD	2,906,134	32,124

Net Unrealized Depreciation on Foreign Exchange Contracts						(2,371,359)

+ This investment is a holding of MutualHedge Fund Limited CFC.

STATEMENT OF FINANCIAL FUTURES
Description	Long Contracts +	Notional Amount at Value ++	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 YEAR NOTE	232	29,362,500	September 2013	$ (211,008)
10YR GOVERNMENT BOND	10	5,363,908	September 2013	(21,546)
10YR JGB	2	2,878,757	September 2013	3,934
2 YEAR NOTE	39	8,580,000	September 2013	1,734
3 MONTH EURO SWISS FRANC	162	42,838,757	September 2013-June 2014	(10,556)
3 MONTH EURO YEN	22	5,533,677	September 2013-March 2014	(1,160)
3 MONTH STERLING	474	89,515,840	September 2013-December 2014	(23,637)
30 DAY FED FUNDS	7	2,913,087	July 2013-December 2013	(396)
3YR GOVERNMENT T BOND	22	2,736,339	September 2013	(11,458)
5 YEAR NOTE	89	10,773,172	September 2013	22,313
90 DAY EURO TIME DEPOSIT	1482	368,819,650	September 2013-June 2016	(84,013)
AEX INDEX	24	2,153,207	July 2013	40,768
ALUMINUM	433	19,092,896	July 2013-December 2013	(1,495,342)
AUD 90DAY BILL	113	24,137,776	September 2013-June 2014	(4,494)
AUSTRALIAN DOLLAR	5	455,350	September 2013	(7,586)
BANK ACCEPTANCE NOTE	156	37,973,619	December 2013-June 2014	1,378
BRENT OIL	46	4,678,300	August 2013-December 2013	(70,900)
BRITISH POUNDS	22	2,090,550	September 2013	(45,113)
CAC40 10 INDEX	76	3,692,524	July 2013	(3,740)
CANADIAN DOLLAR	2	190,080	September 2013	(6,300)
CANADIAN GOVERNMENT BOND	19	2,373,600	September 2013	6,693
CANOLA	3	30,505	November 2013	(1,152)
COCOA	11	238,040	September 2013	(14,300)
COPPER (LME)	513	86,577,910	July 2013-July 2014	(5,663,814)
CORN	90	2,422,388	September 2013-May 2014	(148,263)
COTTON #2	42	1,762,680	December 2013-March 2014	(52,410)
CRUDE OIL	111	10,664,620	August 2013-June 2014	(76,102)
DAX INDEX FUTURE	16	4,145,767	September 2013	(22,052)
E-MINI DOW ($5) INDEX	85	6,300,200	September 2013	(124,280)
E-MINI NASDAQ 100	102	5,918,550	September 2013	(12,887)
EUR/CAD	6	977,018	September 2013	10,481
EUR/CHF	1	162,447	September 2013	225
EUR/GBP	3	488,651	September 2013	2,387
EUR/JPY	5	813,937	September 2013	4,703
EUR-BTP ITALIAN GOVERNMENT BOND	5	713,403	September 2013	(22,260)
EURIBOR	104	33,680,792	September 2013-March 2016	(32,102)
EURO BUND	161	29,642,921	September 2013	(92,683)
EURO FX	98	15,953,175	September 2013	(343,325)
EURO-BOBL	56	9,121,571	September 2013	(130)
EUROFX/NOK	8	1,306,364	September 2013	25,762
EURO-OAT	6	1,034,061	September 2013	(20,803)
EUROSCHATZ	27	3,876,440	September 2013	(1,581)
EUROSTOXX 50	153	5,171,397	September 2013	(21,818)
FEEDER CATTLE	4	298,900	August 2013	475
FTSE 100 INDEX	46	4,311,805	September 2013	24,934
GAS OIL	319	27,879,675	August 2013-June 2014	(67,900)
GBP/NZD	1	190,751	September 2013	(639)
GOLD	4	489,480	August 2013	(20,357)
HANG SENG INDEX	18	2,405,221	July 2013	106,279
HEAT OIL	55	6,614,345	August 2013-December 2013	(86,554)
JAPENESE YEN	14	1,765,225	September 2013	(42,037)
LEAD	116	5,947,387	August 2013-December 2013	(123,470)
LEAN HOG	65	2,532,100	August 2013-October 2013	11,320
LIVE CATTLE	26	1,269,060	August 2013	9,780
LONG GILT BOND	153	26,045,721	September 2013	(419,270)
MEXICAN PESO	17	651,738	September 2013	(4,388)
MIDCAP E-MINI INDEX	9	1,042,110	September 2013	(8,920)
MINI NK225 INDEX	56	772,725	September 2013	35,778
MINI RUSSELL 2000 INDEX	15	1,462,050	September 2013	4,600
MINI-S&P INDEX	146	11,674,890	September 2013	(133,280)
MSCI TAIWAN INDEX	26	726,700	July 2013	27,100
NATURAL GAS	99	3,531,630	August 2013-June 2014	(258,810)
NEKKEI 225	17	1,176,400	September 2013	47,600
NEW ZEALAND 90 DAY BANK BILL	2	352,223	December 2013	(245)
NEW ZEALAND DOLLAR	21	1,619,520	September 2013	(33,500)
NICKEL	32	2,626,444	August 2013-December 2013	(266,895)
NIKKEI 225 INDEX	10	1,379,867	September 2013	31,229
NYH RBOB UNLEADED GAS	8	904,008	August 2013-June 2014	(35,452)
OAT	3	54,075	December 2013	(4,350)
OMXS 30 INDEX	9	154,514	July 2013	(5,851)
ORANGE JUICE	5	96,525	September 2013	(10,860)
PALLADIUM	5	330,350	September 2013	(41,465)
ROUGH RICE	3	93,540	September 2013	(4,860)
SILVER	1	97,350	September 2013	3,810
SIMEX MINI JAPENSE GOVERNMENT BOND	1	143,847	September 2013	272
SOYBEAN	123	7,798,713	August 2013-March 2014	(139,988)
SOYMEAL	74	2,818,240	August 2013-December 2013	(27,930)
SPI 200	1	108,951	September 2013	(411)
SUGAR	27	511,661	October 2013	(7,526)
SWISS FRANC	11	1,458,050	September 2013	(32,948)
TIN (LME)	1	98,260	August 2013	320
TOPIX INDEX	10	1,140,811	September 2013	35,082
US DOLLAR INDEX	20	1,667,520	September 2013	8,868
USD/NOK	11	1,103,461	September 2013	13,364
USD/SEK	7	701,813	September 2013	6,296
USD/ZAR	8	808,858	September 2013	(12,606)
WHEAT	1	33,575	December 2013	(1,013)
WHITE SUGAR NO5	19	466,625	August 2013-October 2013	(6,975)
ZINC (LME)	204	9,410,207	July 2013-December 2013	(410,802)
		Net Unrealized Depreciation from Open Long Futures Contracts		(10,369,028)

Description	Short Contracts +	Notional Amount at Value ++	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 YEAR NOTE	38	4,809,375	September 2013	$ 47,196
10YR GOVERNMENT BOND	9	4,827,518	September 2013	25,558
10YR JGB	4	5,757,515	September 2013	(2,118)
2 YEAR NOTE	17	3,740,000	September 2013	(3,281)
3 MONTH EURO SWISS FRANC	2	528,968	September 2013-December 2013	79
3 MONTH EURO YEN	19	4,778,003	December 2013-September 2014	(88)
3 MONTH STERLING	212	39,917,105	December 2013-March 2016	(13,692)
30 DAY INTERBANK CASH RATE	28	6,139,423	July 2013	248
3YR GOVERNMENT T BOND	29	3,606,993	September 2013	(13,357)
5 YEAR NOTE	63	7,625,953	September 2013	55,409
90 DAY EURO TIME DEPOSIT	498	123,208,263	December 2013-June 2016	34,775
AEX INDEX	3	269,151	July 2013	(7,312)
ALUMINUM	587	25,928,803	July 2013-December 2013	1,706,196
AUD/JPY	1	182,126	September 2013	2,199
AUSTRALIAN DOLLAR	84	7,649,880	September 2013	227,895
BANK ACCEPTANCE NOTE	184	43,831,899	December 2013-March 2014	(13,285)
BRENT OIL	29	2,960,440	August 2013-September 2013	(15,740)
BRITISH POUNDS	47	4,466,175	September 2013	74,690
CAC40 10 INDEX	1	48,586	July 2013	325
CANADIAN DOLLAR	63	5,987,520	September 2013	83,155
CANADIAN GOVERNMENT BOND	9	1,124,337	September 2013	14,070
CANOLA	5	50,841	November 2013	1,358
COCOA	44	957,859	September 2013-December 2013	28,269
COFFEE	108	3,631,781	September 2013-December 2013	103,981
COPPER	53	4,051,188	September 2013	47,450
COPPER (LME)	559	94,342,495	July 2013-July 2014	6,637,357
CORN	34	868,700	December 2013	52,500
COTTON #2	1	42,005	December 2013	(315)
CRUDE OIL	9	866,590	August 2013-November 2013	(10,448)
DAX INDEX FUTURE	1	259,110	September 2013	(520)
E-MINI DOW ($5) INDEX	1	74,120	September 2013	(64)
E-MINI NASDAQ 100	1	58,025	September 2013	(463)
EUR/GBP	1	162,884	September 2013	(1,436)
EUR-BTP ITALIAN GOVERNMENT BOND	7	998,765	September 2013	(20,309)
EURIBOR	839	271,368,630	September 2013-June 2015	(146,428)
EURO BUND	36	6,628,231	September 2013	(32,993)
EURO-BOBL	28	4,560,786	September 2013	(6,375)
EURO-OAT	21	3,619,213	September 2013	(16,939)
EUROSCHATZ	57	8,183,596	September 2013	(4,801)
EUROSTOXX 50	15	507,000	September 2013	(5,881)
FEEDER CATTLE	7	523,075	August 2013	(15,900)
FTSE 100 INDEX	2	187,470	September 2013	(335)
GAS OIL	304	26,671,350	July 2013-September 2013	(126,375)
GOLD	109	13,338,330	August 2013	1,446,272
HANG SENG INDEX	7	935,364	July 2013	(28,853)
HEAT OIL	47	5,643,838	August 2013-September 2013	26,615
H-SHARES INDEX	24	1,430,130	July 2013	(49,984)
IBEX 35+ INDEX	6	598,634	July 2013	20,707
JAPENESE YEN	90	11,347,875	September 2013	207,119
LEAD	84	4,308,794	July 2013-December 2013	111,542
LEAN HOG	16	549,120	October 2013	(6,690)
LIVE CATTLE	34	1,687,280	August 2013-October 2013	(37,350)
LONG GILT BOND	8	1,361,868	September 2013	12,916
MEXICAN PESO	17	651,738	September 2013	(5,313)
MINI NK225 INDEX	10	137,987	September 2013	(6,516)
MINI RUSSELL 2000 INDEX	1	97,470	September 2013	(1,670)
MINI-S&P INDEX	9	719,685	September 2013	(3,761)
MSCI TAIWAN INDEX	2	55,900	July 2013	(1,430)
NATURAL GAS	110	3,916,640	August 2013-September 2013	229,290
NEW ZEALAND 90 DAY BANK BILL	1	176,311	September 2013	(57)
NEW ZEALAND DOLLAR	22	1,696,640	September 2013	37,281
NICKEL	56	4,597,088	August 2013-December 2013	450,715
NIKKEI 225 INDEX	2	206,703	September 2013	(9,255)
NYH RBOB UNLEADED GAS	7	797,681	August 2013-September 2013	9,190
ORANGE JUICE	1	19,305	September 2013	(158)
PLATINUM	12	528,730	October 2013-April 2014	7,712
RAPESEED	17	435,152	August 2013	22,068
RED SPRING WHEAT	2	77,500	September 2013	1,363
ROUGH RICE	1	31,180	September 2013	880
RUSSIAN RUBLE	20	1,502,500	September 2013	16,825
S&P/MIB ITALIAN INDEX	8	794,234	September 2013	27,510
S&P/TSX 60 (CAD)	4	526,894	September 2013	(3,555)
SGX CNX NIFTY INDEX	190	2,214,260	July 2013	(70,494)
SGX FTSE CHINA A50 INDEX	2	13,650	July 2013	(345)
SGX MSCI SINGAPORE INDEX	2	111,491	July 2013	(1,199)
SILVER	31	3,017,850	September 2013	84,335
SOYBEAN	19	1,193,438	November 2013-January 2014	21,925
SOYOIL	90	2,443,992	August 2013-December 2013	66,318
SPI 200	12	1,307,411	September 2013	(6,260)
SUGAR	104	1,988,291	October 2013-March 2014	650
SWISS FED BONDS	1	155,820	September 2013	1,143
SWISS FRANC	10	1,325,500	September 2013	8,688
TIN (LME)	1	98,260	August 2013	190
TOPIX INDEX	1	114,081	September 2013	(2,471)
ULTRA TREASURY BOND	3	441,938	September 2013	(383)
US DOLLAR INDEX	4	333,504	September 2013	(9,824)
US TREASURY BILLS	31	4,211,156	September 2013	68,266
VOLATILITY INDEX	11	206,200	July 2013-August 2013	4,900
WHEAT	115	3,833,788	September 2013-December 2013	195,638
WHITE SUGAR NO5	3	74,465	August 2013-October 2013	(780)
ZINC (LME)	229	10,576,934	July 2013-December 2013	350,284

		Net Unrealized Appreciation from Open Short Futures Contracts		11,868,249

		Net Unrealized Appreciation from Open Futures Contracts		1,499,221

+ This investment is a holding of MutualHedge Fund Limited CFC.

++ This schedule provides the detail of futures contracts the Fund held as of June 30, 2013. The amounts shown in column 3 ("Notional Amount at Value") of this Schedule are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to variables specified by the notional values affects the fair value of these derivative financial instruments. Finally, the notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilies and disclosure of contingent assets and liabilies at the date of the consolidated financial statements and the reported amounts of income and expenses for the period.  Acutal results could differ from those statements.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Investments in trading companies are valued at a fair value based on the net asset value as reported by underlying trading companies. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Equinox Fund Management, LLC (the “Advisor”) fair values the investments of systematic trading companies based on the Commodity Trading Advisor’s (the “CTA”) estimated position information on a same-trading day basis. The Advisor reviews and approves current day pricing of the CTA positions, as received from the administrator of the systematic trading company, which includes intra-day volatility and volume, expenses and daily performance fees, which is then used to determine a daily fair value NAV for each CTA. The Advisor’s fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 421,011,593	$ -	$ -	$ 421,011,593
Structured Note	-	14,449,500	-	14,449,500
Options Purchased	-	8,198,373	-	8,198,373
Short-Term Investments	152,877,242	-	-	152,877,242
Futures Contracts	1,499,221	-	-	1,499,221
Total	$ 575,388,056	$ 22,647,873	$ -	$ 598,035,929
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contract	$ -	$ 40,029,254	$ -	$ 40,029,254
Options Written	-	5,066,256	-	5,066,256
Forward Contracts	-	2,371,359	-	2,371,359
Total	$ -	$ 47,466,869	$ -	$ 47,466,869

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include MutualHedge Fund Limited (“MFL-CFC”), a wholly owned and controlled subsidiary. The consolidated financial statements of MFL-CFC include the financial statements of certain majority owned systematic trading companies. All inter-company accounts and transactions have been eliminated in consolidation.

MFLF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with MFLF's investment objectives and policies.

A summary of the MFLF's investments in the CFC is as follows:

	Inception Date of MFL-CFC	MFL-CFC Net Assets at June 30, 2013	% Of Total Net Assets at June 30, 2013
MFL-CFC	1/12/2010	$ 164,109,980	22.48%

MFL-CFC, through its investments in systematic trading companies, utilizes commodity based derivative products to facilitate the Fund’s pursuit of its investment objective. The systematic trading companies are majority owned commodity pool (CP) subsidiaries which invest in global derivatives markets through multiple Commodity Trading Advisors (CTA), each of whom is registered with the U.S. Commodity Futures Trading Commission and each of whom operate multiple trading programs. CTAs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options and forward contracts. It is anticipated the CTA programs will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products. MFL-CFC obtained a controlling economic interest (greater than 50%) in the systematic trading companies during the year ended September 30, 2012 and began consolidating the operations of each systematic trading company upon obtaining economic control. The non-controlling interest is the portion of equity ownership in each systematic trading company not attributable to MFL-CFC or the Fund. MFL-CFC accounted for its investment in each systematic trading company at fair value, utilizing the net asset value provided by the underlying investment advisor. Investments in the systematic trading companies may be withdrawn on any business day given two business days’ notice.

For tax purposes, MFL-CFC is an exempted Cayman investment company. MFL-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, MFL-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, MFL-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Consolidated Statement of Operations.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.  Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty.   Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations.   Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

MFL-CFC maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap.  As of June 30, 2013, the notional value of the swap was $750,869,618.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.   In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

Options Transactions – The Fund is subject to equity price risk, interest rate risk, commodity risk and currency risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

When the Fund writes a put or call option, an amount equal to the premium received is included in the consolidated statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The derivative instruments outstanding as of June 30, 2013 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the market value or unrealized appreciation/(depreciation) of the derivative instruments utilized by the Portfolio as of June 30, 2013 categorized by risk exposure:

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    8/27/13

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/27/13